Janus Global Market Neutral Fund | Class A, C, S, I, R, T Shares
FUND SUMMARY Janus Global Market Neutral Fund (formerly named Janus Long/Short Fund)
INVESTMENT OBJECTIVE
Janus Global Market Neutral Fund seeks long-term capital appreciation independent of stock market direction.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 30 of the Fund’s Prospectus and in the “Purchases” section on page 90 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Global Market Neutral Fund Class A, C, S, I, R, T Shares	Class A	Class C	Class S	Class I	Class R	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none
Redemption fee on Shares held for 90 days or less (as a percentage of amount redeemed) Effective April 2, 2012, the Fund will no longer assess a redemption fee on Shares, regardless of how long such Shares have been held.	none	none	2.00%	2.00%	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Global Market Neutral Fund Class A, C, S, I, R, T Shares		Class A	Class C	Class S	Class I	Class R	Class T
Operating Expenses Column [Text]		Class A	Class C	Class S	Class I	Class R	Class T
Management Fees		1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%	none	0.50%	none
Other Expenses		2.53%	2.40%	2.57%	2.49%	2.57%	2.59%
Short Sale Dividend Expenses		2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Remaining Other Expenses		0.53%	0.40%	0.57%	0.49%	0.57%	0.59%
Total Annual Fund Operating Expenses	[1]	4.03%	4.65%	4.07%	3.74%	4.32%	3.84%
Fee Waiver	[1]	0.03%	none	none	none	none	none
Net Annual Fund Operating Expenses After Fee Waiver	[1]	4.00%	4.65%	4.07%	3.74%	4.32%	3.84%
[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding the distribution and shareholder servicing fees - applicable to Class A Shares, Class C Shares, Class S Shares, and Class R Shares; administrative services fees payable pursuant to the Transfer Agency Agreement (except for networking and omnibus fees); brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) to 1.75% until at least February 1, 2013. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Global Market Neutral Fund Class A, C, S, I, R, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	957	1,731	2,521	4,563
Class C	Class C Shares	566	1,402	2,345	4,732
Class S	Class S Shares	409	1,238	2,083	4,264
Class I	Class I Shares	376	1,143	1,930	3,984
Class R	Class R Shares	433	1,309	2,197	4,470
Class T	Class T Shares	386	1,172	1,976	4,070

If Shares are not redeemed:
Expense Example, No Redemption Janus Global Market Neutral Fund Class A, C, S, I, R, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	957	1,731	2,521	4,563
Class C	Class C Shares	466	1,402	2,345	4,732
Class S	Class S Shares	409	1,238	2,083	4,264
Class I	Class I Shares	376	1,143	1,930	3,984
Class R	Class R Shares	433	1,309	2,197	4,470
Class T	Class T Shares	386	1,172	1,976	4,070

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 228% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund’s market neutral strategy attempts to create a portfolio that limits stock market risk and delivers absolute returns. Under normal circumstances, the Fund generally pursues its investment objective by taking both long and short positions in domestic and foreign equity securities, including those in emerging markets, and exchange-traded funds (“ETFs”) in an effort to insulate the Fund’s performance from general stock market movements. The Fund seeks a combination of long and short positions that may provide positive returns regardless of market direction, through a complete market cycle. The Fund will generally buy long securities that the portfolio manager believes will go up in price and will sell short ETFs and other equity securities the portfolio manager believes will go down in price. The Fund may also take long and short positions in derivative instruments that provide exposure to the equity markets, including swaps, options, futures, and other index-based instruments. The Fund’s investments may include holdings across different industries, sectors, and regions. The Fund normally invests in issuers from several different countries, including the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may also have significant exposure to emerging markets.

The allocation between long and short positions is a result of the portfolio manager’s strategic investment process. As a residual of the investment process, the Fund will generally hold a higher percentage of its assets in long positions than short positions (i.e., the Fund will be “net long”). Under normal circumstances, the Fund expects to be no more than 20% net long. The portfolio manager will actively manage the Fund’s net exposure between long and short positions and will determine that the Fund’s allocation be modified based on certain factors, including changes in market conditions.

In choosing long positions, the Fund’s portfolio manager looks at companies individually to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The Fund’s portfolio manager may seek long positions in companies with attractive dividends, return on invested capital, or with attractive price/free cash flow, which is the relationship between the price of a stock and the company’s available cash from operations, minus capital expenditures.

The Fund’s portfolio manager will generally target short positions in ETFs, either directly or through derivative instruments, such as swaps, which may provide similar exposure to a direct short position. The portfolio manager may deploy unique strategies when shorting ETFs and/or securities to minimize risk. For example, some investments may be held short to remove some of the market risk of a long position while accentuating the information advantage the portfolio manager believes he has in a long position in the portfolio. The Fund may invest in or short any type of ETF.

The Fund intends to also write (sell) covered call options on individual equity securities held long in an effort to generate income and to reduce the overall volatility of the Fund. A call option is “covered” when the Fund either holds the security subject to the option or an option to purchase the same security at an exercise price equal to or less than the exercise price of the covered call option. When the Fund writes a covered call option, the Fund makes an obligation to deliver the security at an agreed-upon strike price on or before a predetermined date in the future in return for a premium. The Fund may also engage in other types of options transactions in order to achieve its investment objective.

In addition to taking short positions in ETFs, the Fund’s portfolio manager may also take short positions in other equity securities. In general, a short position is one where the Fund has sold at the current market price a security that it does not own in anticipation of a decline in the market value of the security. To complete a short sale, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the borrowed security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium to the lender, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements, until the short position is closed.

Until the Fund closes its short position or replaces the borrowed security, the Fund will designate liquid assets it owns (other than the short sale proceeds) as segregated assets in an amount equal to its obligation to purchase the securities sold short, as required under the Investment Company Act of 1940, as amended (the “1940 Act”). The amount segregated in this manner will be increased or decreased each business day equal to the change in market value of the Fund’s obligation to purchase the security sold short. If the lending broker requires the Fund to deposit collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), which may be as much as 50% of the value of the securities sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Fund is required to segregate to cover the short sale obligation pursuant to the 1940 Act. The amount segregated must be unencumbered by any other obligation or claim other than the obligation that is being covered. The Fund believes that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at an exercise price that covers the obligation), or by the Fund’s segregated asset procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the Fund’s borrowing restrictions. This requirement to segregate assets limits the Fund’s leveraging of its investments and the related risk of losses from leveraging. The Fund also is required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

The Fund may borrow money from banks to the extent permitted by the 1940 Act, including for investment purposes. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings that are considered “senior securities” (generally borrowings other than for temporary or emergency purposes). This allows the Fund to borrow from banks up to 1/3 of its total assets (including the amount borrowed). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time. The Fund’s short sales and related margin requirements may reduce the ability of the Fund to borrow money.

The Fund may also invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund has invested in and may continue to invest in derivative instruments (by taking long and/or short positions), including, but not limited to, put and call options, futures contracts, and forward currency contracts to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund, and to earn income and enhance returns. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times. For more information on the Fund’s use of derivatives, refer to the Fund’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund invests primarily in common stocks, which tend to be more volatile than many other investment choices.

Long/Short Position Risk. The value of the Fund’s long portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the Fund’s portfolio manager is incorrect about his assessment of a company’s intrinsic worth. Further, regardless of how well individual companies or securities perform, the value of the Fund’s long portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. Conversely, the value of the Fund’s short positions may result in a loss (which may be unlimited) if the value of an individual company or security, or multiple companies or securities, in the portfolio increases or if the stock market goes up, regardless of how well the businesses of individual companies or securities in the portfolio perform. If the value of the Fund’s portfolio decreases, the Fund’s net asset value will also decrease, which means if you sell your shares in the Fund you may lose money.

Short Sales Risk. Short sales are speculative transactions and involve special risks, including a greater reliance on the portfolio manager’s ability to accurately anticipate the future value of a security. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. The Fund’s losses are potentially unlimited in a short sale transaction. The use of short sales may also cause the Fund to have higher expenses than those of other funds. In addition, due to the investment process of long and short positions, the Fund may be subject to additional transaction costs that may lower the Fund’s returns. The Fund’s use of short sales may also have a leveraging effect on the Fund’s portfolio.

Market Neutral Style Risk. The Fund’s market neutral strategy may cause the Fund to underperform compared to global equity markets or other mutual funds that do not utilize a market neutral strategy. For example, in rising global equity markets, the Fund’s short positions may significantly impact the Fund’s overall performance and cause the Fund to underperform or sustain losses, especially in sharply rising markets. As such, the Fund’s combination of long and short positions may result in performance that is significantly different from global equity markets. Periodic underperformance is to be expected and is a result of the Fund’s overall hedging techniques employed for the market neutral strategy. Additionally, there is a risk that the portfolio manager will be unable to construct a portfolio that limits the Fund’s exposure to market movements, and as a result, the Fund’s performance may reflect general market movements.

Counterparty Risk. Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of September 30, 2011, approximately 2.5% of the Fund’s investments in long positions were in emerging markets.

Exchange-Traded Funds Risk. The Fund may invest in or short ETFs which are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Further, the price movement of an ETF may fluctuate against the underlying index it tracks and may result in a loss. Because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance.

The ETFs in which the Fund invests are subject to specific risks, depending on the investment strategy of the ETF. In turn, the Fund will be subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF. Because the Fund may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, and commodities risk. Similarly, short sales of ETF shares are speculative transactions and are subject to other specific risks. In addition, if the Fund sells short shares in ETFs that are financially leveraged, such short sales may be expected to exhibit enhanced volatility in market price as compared to short sales of shares of similar ETFs without a leveraged capital structure, which may negatively affect the Fund’s returns.

Options Writing Strategy Risk. During periods in which the equity markets are generally unchanged or falling, a portfolio such as that held by the Fund which utilizes a covered call option writing strategy may outperform the same portfolio without a covered call option writing strategy because of the additional premiums received from writing covered call options. Similarly, in a modestly rising market, the Fund may also outperform the same portfolio without a covered call option writing strategy. However, in sharply rising markets, the Fund is expected to underperform the same portfolio that does not employ a covered call option writing strategy. This underperformance in a sharply rising market could be significant. The Fund’s covered call option writing strategy may not fully protect it against declines in the value of the equity markets. The successful use of an option writing strategy depends in part on the ability of the portfolio manager to anticipate price fluctuations and the degree of correlation between the options and securities markets. Market volatility may also have a significant impact on the efficient execution and pricing of the option writing strategy. There are significant differences between the securities and options markets, which could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.

Borrowing Risk. Because the Fund may borrow money from banks for investment purposes, commonly referred to as “leveraging,” the Fund’s exposure to fluctuations in the prices of these securities is increased in relation to the Fund’s capital. The Fund’s borrowing activities will exaggerate any increase or decrease in the net asset value of the Fund. In addition, the interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances, are additional costs which will reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment through borrowings or similar transactions.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class I Shares, Class A Shares, Class C Shares, Class S Shares, and Class R Shares of the Fund commenced operations on July 6, 2009, after the reorganization of each corresponding class of shares of Janus Adviser Long/Short Fund (“JAD predecessor fund”) into each respective share class of the Fund. Class T Shares of the Fund commenced operations on July 6, 2009.

• The performance shown for Class I Shares, Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund’s Class I Shares, Class A Shares, Class C Shares, Class S Shares, and Class R Shares prior to the reorganization, calculated using the fees and expenses of each respective share class of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers.

• The performance shown for Class T Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund’s Class I Shares prior to the reorganization, calculated using the fees and expenses of Class I Shares, without the effect of any fee and expense limitations or waivers.

If Class T Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares, Class A Shares, Class C Shares, Class S Shares, Class R Shares, and Class T Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class I Shares (calendar year-end)

Best Quarter: Third Quarter 2009 9.28% Worst Quarter: First Quarter 2009 -13.38%
Average Annual Total Returns (periods ended 12/31/11)
Average Annual Total Returns Janus Global Market Neutral Fund Class A, C, S, I, R, T Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception of Predecessor Fund	Inception Date
Return Before Taxes Class I	Class I Shares	Return Before Taxes			(3.83%)	(1.67%)	0.57%	Aug. 01, 2006
Return Before Taxes Class A	Class A Shares	Return Before Taxes	[1]		(9.68%)	(3.12%)	(0.82%)	Aug. 01, 2006
Return Before Taxes Class C	Class C Shares	Return Before Taxes	[2]		(5.49%)	(2.56%)	(0.35%)	Aug. 01, 2006
Return Before Taxes Class S	Class S Shares	Return Before Taxes			(4.16%)	(2.02%)	0.19%	Aug. 01, 2006
Return Before Taxes Class R	Class R Shares	Return Before Taxes			(4.39%)	(3.37%)	(1.11%)	Aug. 01, 2006
Return Before Taxes Class T	Class T Shares	Return Before Taxes			(3.96%)	(1.69%)	0.55%	Aug. 01, 2006
Return After Taxes on Distributions Class I	Class I Shares	Return After Taxes on Distributions			(6.45%)	(2.31%)	(0.07%)	Aug. 01, 2006
Return After Taxes on Distributions and Sale of Fund Shares Class I	Class I Shares	Return After Taxes on Distributions and Sale of Fund Shares	[3]		(1.80%)	(1.67%)	0.22%	Aug. 01, 2006
Citigroup 3-Month U.S. Treasury Bill Index		Citigroup 3-Month U.S. Treasury Bill Index		(reflects no deduction for expenses, fees, or taxes)	0.08%	1.36%	1.65%	Aug. 01, 2006
Morgan Stanley Capital International All Country World Index℠ (net)		Morgan Stanley Capital International All Country World IndexSM (net)		(reflects no deduction for expenses, fees, or taxes)	(7.35%)	(1.93%)	0.61%	Aug. 01, 2006
S&P 500® Index		S&P 500® Index		(reflects no deduction for expenses, fees, or taxes)	2.11%	(0.25%)	1.97%	Aug. 01, 2006
LIBOR		LIBOR		(reflects no deduction for expenses, fees, or taxes)	0.35%	1.86%	2.12%	Aug. 01, 2006
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Effective September 30, 2011, the Fund changed its primary benchmark index from the S&P 500® Index to the Citigroup 3-Month U.S. Treasury Bill Index. The Citigroup 3-Month U.S. Treasury Bill Index is an index that tracks the performance of short-term U.S. Government debt securities. In addition, the Fund changed its secondary benchmark index from the LIBOR to the Morgan Stanley Capital International (“MSCI”) All Country World IndexSM. The MSCI All Country World IndexSM is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes. Janus Capital believes that these changes provide a more appropriate representation of the Fund’s investment strategy that includes an increased focus on global investments, including emerging markets.

After-tax returns are calculated using distributions for the Fund’s Class I Shares for periods following July 6, 2009; and for the JAD predecessor fund’s Class I Shares for periods prior to July 6, 2009. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.